Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation expenses recognized
Share-based compensation expense - Value of employee's services (Note 7)	¥ 22,618	¥ 74,980	¥ 62,315
Share-based compensation expense - Value of non-employee's services	2,791	14,672	14,049
Share-based compensation expense - Total	25,409	89,652	76,364
Cost of revenue
Share-based compensation expenses recognized
Share-based compensation expense - Total	935	6,904	2,294
Research and development expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total	5,185	26,635	29,206
Selling and marketing expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total	2,854	21,049	25,916
General and administrative expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total	¥ 16,435	¥ 35,064	¥ 18,948